Cover	Aug. 06, 2021	Jun. 21, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Aug. 06, 2021
Entity Registrant Name		Summit Midstream Partners, LP
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35666
Entity Tax Identification Number		45-5200503
Entity Address, Address Line One		910 Louisiana Street
Entity Address, Address Line Two		Suite 4200
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77002
City Area Code		832
Local Phone Number		413-4770
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Units
Trading Symbol		SMLP
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001549922
Amendment Flag		false